Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 7,397,149
Ending balance	11,731,206	$ 7,397,149
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,284,790
Ending balance	5,406,362	5,284,790
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,620,710
Ending balance	2,568,665	2,620,710
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	218,494
Ending balance	206,067	218,494
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	52,284
Ending balance	47,588	52,284
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	125,218
Ending balance	119,371	125,218
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	204,202
Ending balance	202,680	204,202
Gold interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	331,048
Ending balance	324,284	331,048
Gold interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	275,702
Ending balance	275,702	275,702
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,457,132
Ending balance	1,662,005	1,457,132
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	6,926,825	5,688,721
Additions (Reductions)	219,192	1,254,110
Disposal	(19,360)	(16,006)
Ending balance	7,126,657	6,926,825
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,573,911	3,429,911
Additions (Reductions)	0	144,000
Disposal	0	0
Ending balance	3,573,911	3,573,911
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,058	140,058
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	140,058	140,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	340,231	340,231
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	340,231	340,231
Gold interests [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	275,702	275,702
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	275,702	275,702
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,513,278	419,174
Additions (Reductions)	219,192	1,110,110
Disposal	(19,360)	(16,006)
Ending balance	1,713,110	1,513,278
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,642,035)	(1,462,102)
Disposal	19,360
Depletion	(97,620)	(179,933)
Ending balance	(1,720,295)	(1,642,035)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(953,201)	(834,426)
Disposal	0
Depletion	(52,045)	(118,775)
Ending balance	(1,005,246)	(953,201)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(405,370)	(382,313)
Disposal	0
Depletion	(12,427)	(23,057)
Ending balance	(417,797)	(405,370)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(87,774)	(75,732)
Disposal	0
Depletion	(4,696)	(12,042)
Ending balance	(92,470)	(87,774)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(95,211)	(83,948)
Disposal	0
Depletion	(5,847)	(11,263)
Ending balance	(101,058)	(95,211)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(35,150)	(31,892)
Disposal	0
Depletion	(1,522)	(3,258)
Ending balance	(36,672)	(35,150)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(9,183)	0
Disposal	0
Depletion	(6,764)	(9,183)
Ending balance	(15,947)	(9,183)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Disposal	0
Depletion	0	0
Ending balance	0	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(56,146)	(53,791)
Disposal	19,360
Depletion	(14,319)	(2,355)
Ending balance	(51,105)	(56,146)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,541,741
Ending balance	5,765,818	1,541,741
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	206,866
Ending balance	185,656	206,866
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	459,083
Ending balance	4,708,329	459,083
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	151,403
Ending balance	144,161	151,403
Silver interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	167,502
Ending balance	165,522	167,502
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	556,887
Ending balance	562,150	556,887
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,067,333	2,983,979
Additions (Reductions)	4,314,219	83,354
Disposal	(3,048)	0
Ending balance	7,378,504	3,067,333
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Additions (Reductions)	4,300,568	0
Disposal	0	0
Ending balance	5,200,911	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	170,947	140,908
Additions (Reductions)	0	30,039
Disposal	0	0
Ending balance	170,947	170,947
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,168,469	1,115,154
Additions (Reductions)	13,651	53,315
Disposal	(3,048)	0
Ending balance	1,179,072	1,168,469
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,525,592)	(1,420,735)
Disposal	3,048
Depletion	(90,142)	(104,857)
Ending balance	(1,612,686)	(1,525,592)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(317,760)	(280,161)
Disposal	0
Depletion	(21,210)	(37,599)
Ending balance	(338,970)	(317,760)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(441,260)	(409,572)
Disposal	0
Depletion	(51,322)	(31,688)
Ending balance	(492,582)	(441,260)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(151,545)	(137,570)
Disposal	0
Depletion	(7,242)	(13,975)
Ending balance	(158,787)	(151,545)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(3,445)	0
Disposal	0
Depletion	(1,980)	(3,445)
Ending balance	(5,425)	(3,445)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(611,582)	(593,432)
Disposal	3,048
Depletion	(8,388)	(18,150)
Ending balance	(616,922)	(611,582)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	287,706
Ending balance	285,258	287,706
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	208,892
Ending balance	206,444	208,892
Palladium interest [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	78,814
Ending balance	78,814	78,814
Palladium interest [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	342,535	342,535
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	342,535	342,535
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	263,721	263,721
Palladium interest [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	78,814	78,814
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	78,814	78,814
Palladium interest [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(54,829)	(50,542)
Disposal	0
Depletion	(2,448)	(4,287)
Ending balance	(57,277)	(54,829)
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(54,829)	(50,542)
Disposal	0
Depletion	(2,448)	(4,287)
Ending balance	(57,277)	(54,829)
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Disposal	0
Depletion	0	0
Ending balance	0	0
Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	67,035
Ending balance	67,035	67,035
Platinum Interests [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451
Ending balance	9,451	9,451
Platinum Interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	57,584
Ending balance	57,584	57,584
Platinum Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	67,035	67,035
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	67,035	67,035
Platinum Interests [member] | Cost [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451	9,451
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	9,451	9,451
Platinum Interests [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	57,584	57,584
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	57,584	57,584
Platinum Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Disposal	0
Depletion	0	0
Ending balance	0	0
Platinum Interests [member] | Accumulated Depletion & Impairment [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Disposal	0
Depletion	0	0
Ending balance	0	0
Platinum Interests [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Disposal	0
Depletion	0	0
Ending balance	0	0
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	215,877
Ending balance	206,733	215,877
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	215,877
Ending balance	206,733	215,877
Cobalt Interests [member] | Cost [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(177,545)	(162,733)
Disposal	0
Depletion	(9,144)	(14,812)
Ending balance	(186,689)	(177,545)
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	7,397,149
Ending balance	11,731,206	7,397,149
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	10,797,150	9,475,692
Additions (Reductions)	4,533,411	1,337,464
Disposal	(22,408)	(16,006)
Ending balance	15,308,153	10,797,150
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(3,400,001)	3,096,112
Disposal	22,408
Depletion	199,354	303,889
Ending balance	$ 3,576,947	$ (3,400,001)